Credit Quality of Financing Receivables and the Allowance for Credit Losses	6 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Credit Quality of Financing Receivables and the Allowance for Credit Losses

6. Credit Quality of Financing Receivables and the Allowance for Credit Losses

The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

Information about troubled debt restructurings—by class

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses as of March 31, 2018, for the six and three months ended September 30, 2017 and 2018:

	Six months ended September 30, 2017
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227
Provision (Reversal)	6,018	(268)	1,278	(209)	1,179	7,998
Charge-offs	(4,343)	(115)	(1,972)	(1,110)	(940)	(8,480)
Recoveries	376	0	90	63	2	531
Other *2	1	9	(1,430)	0	120	(1,300)

Ending balance	¥20,651	¥2,577	¥19,045	¥4,805	¥10,898	¥57,976

Individually evaluated for impairment	3,131	1,984	9,431	3,323	0	17,869
Not individually evaluated for impairment	17,520	593	9,614	1,482	10,898	40,107

Financing receivables :
Ending balance	¥1,676,208	¥87,454	¥984,754	¥21,998	¥1,214,698	¥3,985,112

Individually evaluated for impairment	18,409	5,443	25,193	5,703	0	54,748
Not individually evaluated for impairment	1,657,799	82,011	959,561	16,295	1,214,698	3,930,364

	Three months ended September 30, 2017
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥20,086	¥2,647	¥21,487	¥5,831	¥10,708	¥60,759
Provision (Reversal)	2,558	(86)	148	(65)	804	3,359
Charge-offs	(2,254)	0	(1,216)	(1,002)	(688)	(5,160)
Recoveries	258	0	16	39	(12)	301
Other *2	3	16	(1,390)	2	86	(1,283)

Ending balance	¥20,651	¥2,577	¥19,045	¥4,805	¥10,898	¥57,976

	March 31, 2018
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Ending balance	¥21,196	¥688	¥18,407	¥4,292	¥10,089	¥54,672

Individually evaluated for impairment	3,020	149	8,295	2,880	0	14,344
Not individually evaluated for impairment	18,176	539	10,112	1,412	10,089	40,328

Financing receivables :
Ending balance	¥1,739,173	¥73,305	¥974,058	¥18,933	¥1,194,888	¥4,000,357

Individually evaluated for impairment	18,911	3,745	19,385	5,101	0	47,142
Not individually evaluated for impairment	1,720,262	69,560	954,673	13,832	1,194,888	3,953,215

	Six months ended September 30, 2018
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥21,196	¥688	¥18,407	¥4,292	¥10,089	¥54,672
Provision (Reversal)	5,739	(87)	992	(186)	1,752	8,210
Charge-offs	(5,140)	0	(1,761)	(304)	(1,175)	(8,380)
Recoveries	287	0	148	96	120	651
Other *3	(22)	26	623	7	53	687

Ending balance	¥22,060	¥627	¥18,409	¥3,905	¥10,839	¥55,840

Individually evaluated for impairment	3,366	49	6,818	2,482	0	12,715
Not individually evaluated for impairment	18,694	578	11,591	1,423	10,839	43,125
Financing receivables :
Ending balance	¥1,792,901	¥63,423	¥1,161,909	¥17,156	¥1,178,913	¥4,214,302

Individually evaluated for impairment	22,071	1,597	26,343	4,445	0	54,456
Not individually evaluated for impairment	1,770,830	61,826	1,135,566	12,711	1,178,913	4,159,846

	Three months ended September 30, 2018
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥22,299	¥597	¥19,708	¥4,150	¥10,206	¥56,960
Provision (Reversal)	2,328	14	(67)	(1)	990	3,264
Charge-offs	(2,638)	0	(1,602)	(266)	(535)	(5,041)
Recoveries	76	0	81	16	72	245
Other *3	(5)	16	289	6	106	412

Ending balance	¥22,060	¥627	¥18,409	¥3,905	¥10,839	¥55,840

Note: Loans held for sale are not included in the table above.

*1

Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to sales of loans.
*3	Other mainly includes foreign currency translation adjustments.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees, and the prior charge-off experience. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtors’ creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans and direct financing leases. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2018 and September 30, 2018:

	March 31, 2018
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥7,813	¥7,774	¥0
Consumer borrowers		409	409	0
	Housing loans	184	184	0
	Card loans	0	0	0
	Other	225	225	0
Corporate borrowers		7,301	7,262	0
Non-recourse loans	Japan	0	0	0
	The Americas	3,395	3,395	0
Other	Real estate companies	1,003	1,003	0
	Entertainment companies	7	0	0
	Other	2,896	2,864	0
Purchased loans		103	103	0
With an allowance recorded *2		39,329	37,943	14,344
Consumer borrowers		18,502	17,953	3,020
	Housing loans	3,360	3,068	984
	Card loans	4,060	4,051	631
	Other	11,082	10,834	1,405
Corporate borrowers		15,829	15,227	8,444
Non-recourse loans	Japan	254	254	53
	The Americas	96	96	96
Other	Real estate companies	1,544	1,482	543
	Entertainment companies	1,581	1,570	576
	Other	12,354	11,825	7,176
Purchased loans		4,998	4,763	2,880

Total		¥47,142	¥45,717	¥14,344

Consumer borrowers		18,911	18,362	3,020

	Housing loans	3,544	3,252	984

	Card loans	4,060	4,051	631

	Other	11,307	11,059	1,405

Corporate borrowers		23,130	22,489	8,444

Non-recourse loans	Japan	254	254	53

	The Americas	3,491	3,491	96

Other	Real estate companies	2,547	2,485	543

	Entertainment companies	1,588	1,570	576

	Other	15,250	14,689	7,176

Purchased loans		5,101	4,866	2,880

	September 30, 2018
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥14,805	¥14,611	¥0
Consumer borrowers		664	648	0
	Housing loans	464	448	0
	Card loans	0	0	0
	Other	200	200	0
Corporate borrowers		14,035	13,857	0
Non-recourse loans	Japan	0	0	0
	The Americas	1,353	1,353	0
Other	Real estate companies	987	987	0
	Entertainment companies	0	0	0
	Other	11,695	11,517	0
Purchased loans		106	106	0
With an allowance recorded *2		39,651	38,586	12,715
Consumer borrowers		21,407	20,552	3,366
	Housing loans	4,112	3,952	956
	Card loans	4,014	4,005	669
	Other	13,281	12,595	1,741
Corporate borrowers		13,905	13,695	6,867
Non-recourse loans	Japan	244	244	49
	The Americas	0	0	0
Other	Real estate companies	1,428	1,414	478
	Entertainment companies	1,533	1,523	507
	Other	10,700	10,514	5,833
Purchased loans		4,339	4,339	2,482

Total		¥54,456	¥53,197	¥12,715

Consumer borrowers		22,071	21,200	3,366

	Housing loans	4,576	4,400	956

	Card loans	4,014	4,005	669

	Other	13,481	12,795	1,741

Corporate borrowers		27,940	27,552	6,867

Non-recourse loans	Japan	244	244	49

	The Americas	1,353	1,353	0

Other	Real estate companies	2,415	2,401	478

	Entertainment companies	1,533	1,523	507

	Other	22,395	22,031	5,833

Purchased loans		4,445	4,445	2,482

Note: Loans held for sale are not included in the table above.

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans, card loans and other, are impaired when terms of these loans are modified as troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for the six and three months ended September 30, 2017 and 2018:

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥17,385	¥243	¥173
	Housing loans	4,248	134	88
	Card loans	4,086	34	27
	Other	9,051	75	58
Corporate borrowers		32,972	106	102
Non-recourse loans	Japan	199	3	3
	The Americas	5,451	6	6
Other	Real estate companies	6,547	27	26
	Entertainment companies	1,691	28	27
	Other	19,084	42	40
Purchased loans		6,691	3	3

Total		¥57,048	¥352	¥278

	Six months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥20,346	¥221	¥192
	Housing loans	4,129	89	87
	Card loans	4,035	32	26
	Other	12,182	100	79
Corporate borrowers		24,615	222	211
Non-recourse loans	Japan	250	4	4
	The Americas	2,197	0	0
Other	Real estate companies	2,489	18	18
	Entertainment companies	1,566	24	18
	Other	18,113	176	171
Purchased loans		4,828	32	31

Total		¥49,789	¥475	¥434

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥17,745	¥149	¥103
	Housing loans	4,250	96	55
	Card loans	4,079	15	14
	Other	9,416	38	34
Corporate borrowers		32,001	50	47
Non-recourse loans	Japan	197	1	1
	The Americas	5,262	0	0
Other	Real estate companies	6,215	14	13
	Entertainment companies	1,669	14	13
	Other	18,658	21	20
Purchased loans		6,315	1	1

Total		¥56,061	¥200	¥151

	Three months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥21,635	¥113	¥108
	Housing loans	4,782	48	48
	Card loans	4,007	15	14
	Other	12,846	50	46
Corporate borrowers		25,178	176	176
Non-recourse loans	Japan	247	2	2
	The Americas	677	0	0
Other	Real estate companies	2,439	9	9
	Entertainment companies	1,549	9	9
	Other	20,266	156	156
Purchased loans		4,609	0	0

Total		¥51,422	¥289	¥284

Note: Loans held for sale are not included in the table above.

*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

The following table provides information about the credit quality indicators as of March 31, 2018 and September 30, 2018:

	March 31, 2018
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,707,514	¥18,911	¥12,748	¥31,659	¥1,739,173
	Housing loans	1,397,217	3,544	2,077	5,621	1,402,838
	Card loans	258,478	4,060	1,785	5,845	264,323
	Other	51,819	11,307	8,886	20,193	72,012
Corporate borrowers		1,024,233	23,130	0	23,130	1,047,363
Non-recourse loans	Japan	18,064	254	0	254	18,318
	The Americas	51,496	3,491	0	3,491	54,987
Other	Real estate companies	326,165	2,547	0	2,547	328,712
	Entertainment companies	81,726	1,588	0	1,588	83,314
	Other	546,782	15,250	0	15,250	562,032
Purchased loans		13,832	5,101	0	5,101	18,933
Direct financing leases		1,182,804	0	12,084	12,084	1,194,888
	Japan	820,225	0	5,943	5,943	826,168
	Overseas	362,579	0	6,141	6,141	368,720

Total		¥3,928,383	¥47,142	¥24,832	¥71,974	¥4,000,357

	September 30, 2018
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,756,798	¥22,071	¥14,032	¥36,103	¥1,792,901
	Housing loans	1,464,992	4,576	1,923	6,499	1,471,491
	Card loans	246,629	4,014	2,011	6,025	252,654
	Other	45,177	13,481	10,098	23,579	68,756
Corporate borrowers		1,197,392	27,940	0	27,940	1,225,332
Non-recourse loans	Japan	19,654	244	0	244	19,898
	The Americas	42,172	1,353	0	1,353	43,525
Other	Real estate companies	343,525	2,415	0	2,415	345,940
	Entertainment companies	70,452	1,533	0	1,533	71,985
	Other	721,589	22,395	0	22,395	743,984
Purchased loans		12,711	4,445	0	4,445	17,156
Direct financing leases		1,165,399	0	13,514	13,514	1,178,913
	Japan	800,039	0	5,949	5,949	805,988
	Overseas	365,360	0	7,565	7,565	372,925

Total		¥4,132,300	¥54,456	¥27,546	¥82,002	¥4,214,302

Note: Loans held for sale are not included in the table above.

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due 90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of non-performing assets, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans, card loans and other, which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2018 and September 30, 2018:

	March 31, 2018
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,750	¥15,740	¥22,490	¥1,739,173	¥15,740
	Housing loans	2,560	3,340	5,900	1,402,838	3,340
	Card loans	604	2,268	2,872	264,323	2,268
	Other	3,586	10,132	13,718	72,012	10,132
Corporate borrowers		3,404	8,949	12,353	1,047,363	18,326
Non-recourse loans	Japan	0	0	0	18,318	0
	The Americas	1,655	92	1,747	54,987	3,491
Other	Real estate companies	346	644	990	328,712	1,593
	Entertainment companies	0	760	760	83,314	760
	Other	1,403	7,453	8,856	562,032	12,482
Direct financing leases		5,184	12,084	17,268	1,194,888	12,084
	Japan	628	5,943	6,571	826,168	5,943
	Overseas	4,556	6,141	10,697	368,720	6,141

Total		¥15,338	¥36,773	¥52,111	¥3,981,424	¥46,150

	September 30, 2018
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,889	¥17,280	¥24,169	¥1,792,901	¥17,280
	Housing loans	2,175	3,242	5,417	1,471,491	3,242
	Card loans	568	2,511	3,079	252,654	2,511
	Other	4,146	11,527	15,673	68,756	11,527
Corporate borrowers		4,860	12,960	17,820	1,225,332	23,977
Non-recourse loans	Japan	0	0	0	19,898	0
	The Americas	1,352	1,353	2,705	43,525	1,353
Other	Real estate companies	64	619	683	345,940	1,555
	Entertainment companies	0	764	764	71,985	764
	Other	3,444	10,224	13,668	743,984	20,305
Direct financing leases		7,175	13,514	20,689	1,178,913	13,514
	Japan	380	5,949	6,329	805,988	5,949
	Overseas	6,795	7,565	14,360	372,925	7,565

Total		¥18,924	¥43,754	¥62,678	¥4,197,146	¥54,771

Note: Loans held for sale and purchased loans are not included in the table above.

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during the six and three months ended September 30, 2017 and 2018:

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥4,680	¥3,662
	Housing loans	11	11
	Card loans	1,075	853
	Other	3,594	2,798

Total		¥4,680	¥3,662

	Six months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥5,912	¥4,044
	Housing loans	51	25
	Card loans	1,072	692
	Other	4,789	3,327
Corporate borrowers		3,861	3,860
Other	Other	3,861	3,860

Total		¥9,773	¥7,904

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,472	¥1,935
	Card loans	544	430
	Other	1,928	1,505

Total		¥2,472	¥1,935

	Three months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,720	¥1,786
	Housing loans	25	11
	Card loans	547	348
	Other	2,148	1,427
Corporate borrowers		1,133	1,132
Other	Other	1,133	1,132

Total		¥3,853	¥2,918

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.

In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2017 and for which there was a payment default during the six and three months ended September 30, 2017:

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥57
	Card loans	16
	Other	41

Total		¥57

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥43
	Card loans	12
	Other	31

Total		¥43

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2018 and for which there was a payment default during the six and three months ended September 30, 2018:

	Six months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥489
	Card loans	16
	Other	473

Total		¥489

	Three months ended September 30, 2018
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥49
	Card loans	9
	Other	40

Total		¥49

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms.

In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.

As of March 31, 2018 and September 30, 2018, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥245 million and ¥390 million as of March 31, 2018 and September 30, 2018, respectively.